Financial Information as per operating segments (Details 8) - CLP ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Assets		$ 1,976,229,087	$ 1,872,027,323
Chile Segment [Member]
Assets		1,045,791,551	1,016,261,059
International Business Segment [Member]
Assets		274,766,962	257,802,272
Wines Segment [Member]
Assets		315,298,950	316,965,318
Other Segments [Member]
Assets	[1]	$ 340,371,624	$ 280,998,674

[1]	Includes assets corresponding to the Corporate Support Units.